COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Summary of minimum annual contractual obligations and the estimated timing and effect the obligations will have on liquidity and cash flows

	Minimum Annual Contractual Obligations
(in thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Operating lease agreements	$4,796	$3,019	$2,620	$1,855	$1,554	$5,068	$18,912
Capital lease agreements	1,302	1,077	971	961	984	1,378	6,673
Capital expenditures (1)	3,023	—	—	—	—	—	3,023
Service and support agreements (2)	8,526	7,403	2,428	1,586	1,334	858	22,135
Transport and data connectivity	9,040	9,000	9,000	—	—	—	27,040

Total	$26,687	$20,499	$15,019	$4,402	$3,872	$7,304	$77,783

(1)	We have binding commitments with numerous suppliers for future capital expenditures.
(2)

We have entered into service and maintenance agreements to support various computer hardware and software applications and certain equipment.  If we terminate any of the contracts prior to their expiration date, we would be liable for minimum commitment payments as defined in by the contractual terms of the contracts.